Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 18,244,619	$ 343,823,489	$ 461,578,223	$ 332,980,041
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Current income tax		4,247,998	3,109,971	3,546,912
Deferred income tax		(33,237,010)	(11,465,343)	(9,334,064)
Total duties, taxes and other		(28,989,012)	(8,355,372)	(5,787,152)
Income tax REFIPRE (Preferent Fiscal Regime) from PMH HBV dividends		$ 0	$ 0	$ 722,984